Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001600600
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000141380
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Investor Class
Trading Symbol	PRCPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, revealed the potential sale of the media conglomerate. Avoiding troubled issuers that underperformed during the past year, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we augmented the fund’s allocation to the health care segment, partly through additional investments in hospital companies LifePoint Health and Community Health Systems based on the outlook for patient volumes.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,347	9,945	9,623
2015	9,021	9,988	9,420
2016	8,719	10,164	9,087
2016	9,383	10,299	9,923
2016	9,918	10,539	10,500
2016	10,159	10,205	10,561
2017	10,595	10,308	11,070
2017	10,738	10,462	11,270
2017	10,887	10,591	11,406
2017	10,960	10,533	11,528
2018	11,023	10,360	11,533
2018	11,042	10,423	11,535
2018	11,209	10,480	11,794
2018	11,089	10,391	11,569
2019	11,471	10,689	12,030
2019	11,693	11,090	12,169
2019	12,060	11,546	12,567
2019	12,167	11,513	12,689
2020	12,093	11,937	12,764
2020	11,833	12,134	12,329
2020	12,441	12,293	13,151
2020	12,813	12,351	13,599
2021	13,146	12,102	13,952
2021	13,407	12,085	14,166
2021	13,683	12,283	14,485
2021	13,599	12,209	14,315
2022	13,520	11,782	14,040
2022	12,950	11,091	13,419
2022	12,594	10,868	12,948
2022	12,638	10,641	13,033
2023	13,004	10,637	13,275
2023	13,000	10,854	13,425
2023	13,553	10,738	13,879
2023	13,855	10,767	14,166
2024	14,366	10,991	14,737
2024	14,556	10,995	14,933
2024	15,122	11,522	15,618
2024	15,419	11,507	15,966
2025	15,672	11,629	16,224
2025	15,851	11,596	16,324

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Credit Opportunities Fund (Investor Class)	8.89%	6.02%	4.71%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 286,860,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 953,000
InvestmentCompanyPortfolioTurnover	43.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$286,860 Number of Portfolio Holdings281
Holdings [Text Block]
Corporate Bonds	81.8%
Bank Loans	10.9
Securities Lending Collateral	2.1
Preferred Stocks	1.1
Convertible Preferred Stocks	0.9
Municipal Securities	0.5
Convertible Bonds	0.4
Asset-Backed Securities	0.3
Short-Term and Other	2.0

Largest Holdings [Text Block]
Vistra	3.5%
TransDigm	2.2
Venture Global LNG	2.1
LifePoint Health	2.0
Asurion	2.0
HUB International	1.9
CSC Holdings	1.7
Navient	1.7
Cloud Software Group	1.7
Service Properties Trust	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141381
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAOPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, revealed the potential sale of the media conglomerate. Avoiding troubled issuers that underperformed during the past year, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we augmented the fund’s allocation to the health care segment, partly through additional investments in hospital companies LifePoint Health and Community Health Systems based on the outlook for patient volumes.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,333	9,945	9,623
2015	9,005	9,988	9,420
2016	8,702	10,164	9,087
2016	9,363	10,299	9,923
2016	9,895	10,539	10,500
2016	10,121	10,205	10,561
2017	10,555	10,308	11,070
2017	10,706	10,462	11,270
2017	10,852	10,591	11,406
2017	10,922	10,533	11,528
2018	10,970	10,360	11,533
2018	10,986	10,423	11,535
2018	11,162	10,480	11,794
2018	11,026	10,391	11,569
2019	11,404	10,689	12,030
2019	11,621	11,090	12,169
2019	11,983	11,546	12,567
2019	12,073	11,513	12,689
2020	12,010	11,937	12,764
2020	11,748	12,134	12,329
2020	12,364	12,293	13,151
2020	12,716	12,351	13,599
2021	13,044	12,102	13,952
2021	13,300	12,085	14,166
2021	13,571	12,283	14,485
2021	13,483	12,209	14,315
2022	13,401	11,782	14,040
2022	12,831	11,091	13,419
2022	12,457	10,868	12,948
2022	12,510	10,641	13,033
2023	12,852	10,637	13,275
2023	12,861	10,854	13,425
2023	13,389	10,738	13,879
2023	13,667	10,767	14,166
2024	14,168	10,991	14,737
2024	14,352	10,995	14,933
2024	14,908	11,522	15,618
2024	15,197	11,507	15,966
2025	15,442	11,629	16,224
2025	15,614	11,596	16,324

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Credit Opportunities Fund (Advisor Class)	8.80%	5.86%	4.56%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 286,860,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 953,000
InvestmentCompanyPortfolioTurnover	43.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$286,860 Number of Portfolio Holdings281
Holdings [Text Block]
Corporate Bonds	81.8%
Bank Loans	10.9
Securities Lending Collateral	2.1
Preferred Stocks	1.1
Convertible Preferred Stocks	0.9
Municipal Securities	0.5
Convertible Bonds	0.4
Asset-Backed Securities	0.3
Short-Term and Other	2.0

Largest Holdings [Text Block]
Vistra	3.5%
TransDigm	2.2
Venture Global LNG	2.1
LifePoint Health	2.0
Asurion	2.0
HUB International	1.9
CSC Holdings	1.7
Navient	1.7
Cloud Software Group	1.7
Service Properties Trust	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177210
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	I Class
Trading Symbol	TCRRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, revealed the potential sale of the media conglomerate. Avoiding troubled issuers that underperformed during the past year, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we augmented the fund’s allocation to the health care segment, partly through additional investments in hospital companies LifePoint Health and Community Health Systems based on the outlook for patient volumes.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,073	498,674	500,747
2/28/17	521,834	503,720	524,914
5/31/17	529,102	511,246	534,377
8/31/17	536,712	517,530	540,821
11/30/17	540,608	514,702	546,597
2/28/18	543,431	506,265	546,850
5/31/18	545,364	509,331	546,934
8/31/18	553,993	512,100	559,216
11/30/18	547,740	507,795	548,575
2/28/19	566,945	522,312	570,417
5/31/19	578,293	541,930	577,028
8/31/19	596,807	564,193	595,881
11/30/19	602,520	562,592	601,661
2/29/20	599,210	583,332	605,197
5/31/20	586,658	592,956	584,585
8/31/20	617,228	600,715	623,591
11/30/20	636,103	603,570	644,791
2/28/21	653,049	591,403	661,535
5/31/21	666,460	590,555	671,715
8/31/21	680,643	600,209	686,798
11/30/21	676,846	596,608	678,773
2/28/22	673,334	575,765	665,742
5/31/22	645,270	541,999	636,278
8/31/22	627,891	531,089	613,957
11/30/22	629,639	520,006	617,992
2/28/23	648,260	519,790	629,430
5/31/23	649,295	530,385	636,581
8/31/23	677,350	524,752	658,089
11/30/23	692,888	526,141	671,702
2/29/24	718,876	537,084	698,752
5/31/24	728,873	537,310	708,067
8/31/24	757,700	563,042	740,535
11/30/24	773,061	562,314	757,059
2/28/25	785,235	568,279	769,261
5/31/25	795,665	566,641	774,030

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/29/16
Credit Opportunities Fund (I Class)	9.16%	6.28%	5.62%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.48
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.28

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 286,860,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 953,000
InvestmentCompanyPortfolioTurnover	43.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$286,860 Number of Portfolio Holdings281
Holdings [Text Block]
Corporate Bonds	81.8%
Bank Loans	10.9
Securities Lending Collateral	2.1
Preferred Stocks	1.1
Convertible Preferred Stocks	0.9
Municipal Securities	0.5
Convertible Bonds	0.4
Asset-Backed Securities	0.3
Short-Term and Other	2.0

Largest Holdings [Text Block]
Vistra	3.5%
TransDigm	2.2
Venture Global LNG	2.1
LifePoint Health	2.0
Asurion	2.0
HUB International	1.9
CSC Holdings	1.7
Navient	1.7
Cloud Software Group	1.7
Service Properties Trust	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless